Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000108850
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $15,619
Average Annual Return, Percent	3.42%	5.79%	4.56%
C000108851
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $15,379
Average Annual Return, Percent	7.89%	6.24%	4.40%
C000108852
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,719,600
Without Sales Load [Member] | C000108850
Average Annual Return [Line Items]
Average Annual Return, Percent	9.71%	7.04%	5.18%
Without Sales Load [Member] | C000108851
Average Annual Return [Line Items]
Average Annual Return, Percent	8.89%	6.24%	4.40%
Without Sales Load [Member] | C000108852
Average Annual Return [Line Items]
Average Annual Return, Percent	10.13%	7.43%	5.57%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,950
Average Annual Return, Percent	38.02%	15.27%	13.00%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,950
Average Annual Return, Percent	38.02%	15.27%	13.00%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $3,395,000
Average Annual Return, Percent	38.02%	15.27%	13.00%
HFRX® Equity Hedge Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Equity Hedge Index $14,025
Average Annual Return, Percent	11.67%	5.77%	3.44%
HFRX® Equity Hedge Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Equity Hedge Index $14,025
Average Annual Return, Percent	11.67%	5.77%	3.44%
HFRX® Equity Hedge Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Equity Hedge Index $1,402,500
Average Annual Return, Percent	11.67%	5.77%	3.44%